American Century Investments®
Quarterly Portfolio Holdings
American Century® Low Volatility ETF (LVOL)
May 31, 2023

Low Volatility ETF - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.1%
Aerospace and Defense — 3.1%
General Dynamics Corp.	1,157	236,236
Lockheed Martin Corp.	103	45,733
		281,969
Beverages — 4.7%
Coca-Cola Co.	5,289	315,542
PepsiCo, Inc.	613	111,780
		427,322
Biotechnology — 2.9%
AbbVie, Inc.	695	95,882
Amgen, Inc.	95	20,962
Regeneron Pharmaceuticals, Inc.(1)	107	78,705
Vertex Pharmaceuticals, Inc.(1)	196	63,420
		258,969
Capital Markets — 2.7%
BlackRock, Inc.	123	80,879
FactSet Research Systems, Inc.	214	82,366
Intercontinental Exchange, Inc.	262	27,759
Nasdaq, Inc.	983	54,409
		245,413
Chemicals — 1.8%
Linde PLC	455	160,915
Commercial Services and Supplies — 4.6%
Cintas Corp.	309	145,891
Copart, Inc.(1)	381	33,372
Republic Services, Inc.	1,059	149,986
Waste Management, Inc.	514	83,227
		412,476
Communications Equipment — 3.7%
Cisco Systems, Inc.	6,671	331,349
Consumer Staples Distribution & Retail — 3.0%
Costco Wholesale Corp.	367	187,742
Walmart, Inc.	541	79,457
		267,199
Diversified Telecommunication Services — 1.5%
Verizon Communications, Inc.	3,896	138,814
Electric Utilities — 1.7%
American Electric Power Co., Inc.	410	34,079
Constellation Energy Corp.	229	19,241
Duke Energy Corp.	322	28,751
PG&E Corp.(1)	1,052	17,821
Southern Co.	427	29,783
Xcel Energy, Inc.	394	25,724
		155,399
Electronic Equipment, Instruments and Components — 5.5%
Amphenol Corp., Class A	2,822	212,920
Keysight Technologies, Inc.(1)	992	160,505
TE Connectivity Ltd.	1,006	123,215
		496,640

Financial Services — 5.1%
Berkshire Hathaway, Inc., Class B(1)	450	144,486
Fiserv, Inc.(1)	454	50,934
Mastercard, Inc., Class A	194	70,814
Visa, Inc., Class A	896	198,043
		464,277
Food Products — 0.9%
Hershey Co.	120	31,164
Mondelez International, Inc., Class A	731	53,663
		84,827
Health Care Equipment and Supplies — 6.2%
Abbott Laboratories	2,884	294,168
Boston Scientific Corp.(1)	759	39,073
Edwards Lifesciences Corp.(1)	418	35,208
Medtronic PLC	2,040	168,830
Stryker Corp.	101	27,834
		565,113
Health Care Providers and Services — 0.9%
Humana, Inc.	35	17,565
UnitedHealth Group, Inc.	137	66,752
		84,317
Hotels, Restaurants and Leisure — 2.9%
McDonald's Corp.	661	188,458
Yum! Brands, Inc.	603	77,600
		266,058
Household Products — 5.2%
Colgate-Palmolive Co.	2,793	207,743
Kimberly-Clark Corp.	283	38,001
Procter & Gamble Co.	1,577	224,723
		470,467
Industrial Conglomerates — 0.2%
Honeywell International, Inc.	93	17,819
Industrial REITs — 0.2%
Prologis, Inc.	114	14,199
Insurance — 7.8%
Arthur J Gallagher & Co.	283	56,693
Chubb Ltd.	560	104,048
Everest Re Group Ltd.	120	40,802
Hartford Financial Services Group, Inc.	609	41,729
Marsh & McLennan Cos., Inc.	1,580	273,625
Progressive Corp.	352	45,024
Travelers Cos., Inc.	873	147,747
		709,668
Interactive Media and Services — 1.1%
Alphabet, Inc., Class A(1)	781	95,961
IT Services — 5.0%
Accenture PLC, Class A	626	191,506
Amdocs Ltd.	1,921	180,901
Cognizant Technology Solutions Corp., Class A	1,268	79,237
		451,644
Life Sciences Tools and Services — 0.8%
Danaher Corp.	59	13,548
Thermo Fisher Scientific, Inc.	124	63,049
		76,597
Machinery — 5.3%
Donaldson Co., Inc.	454	26,573
Dover Corp.	921	122,797

Fortive Corp.	754	49,093
Graco, Inc.	1,472	112,593
IDEX Corp.	331	65,922
Illinois Tool Works, Inc.	155	33,903
Nordson Corp.	177	38,574
Parker-Hannifin Corp.	107	34,287
		483,742
Media — 1.7%
Comcast Corp., Class A	3,831	150,750
Multi-Utilities — 0.5%
Ameren Corp.	303	24,564
Consolidated Edison, Inc.	230	21,459
		46,023
Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.	1,501	96,724
Eli Lilly & Co.	247	106,077
Johnson & Johnson	1,612	249,957
		452,758
Residential REITs — 1.3%
Mid-America Apartment Communities, Inc.	796	117,060
Semiconductors and Semiconductor Equipment — 2.1%
Analog Devices, Inc.	299	53,129
Broadcom, Inc.	136	109,883
NXP Semiconductors NV	158	28,298
		191,310
Software — 6.5%
Dolby Laboratories, Inc., Class A	1,244	102,667
Microsoft Corp.	1,206	396,039
Oracle Corp. (New York)	469	49,686
Synopsys, Inc.(1)	98	44,586
		592,978
Specialized REITs — 0.2%
Equinix, Inc.	19	14,165
Specialty Retail — 2.0%
Home Depot, Inc.	428	121,317
Lowe's Cos., Inc.	289	58,126
		179,443
Technology Hardware, Storage and Peripherals — 2.2%
Apple, Inc.	1,103	195,507
Trading Companies and Distributors — 0.5%
Fastenal Co.	873	47,011
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.(1)	208	28,548
TOTAL COMMON STOCKS (Cost $8,669,254)		8,976,707
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $77,140)	77,140	77,140
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $8,746,394)		9,053,847
OTHER ASSETS AND LIABILITIES — 0.1%		7,216
TOTAL NET ASSETS — 100.0%		$9,061,063

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.